As filed with the Securities and Exchange Commission on September 11, 2026

Securities Act of 1933 File No. 333-288011

Investment Company Act of 1940 File No. 811-24097

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO. ___ ☐
POST-EFFECTIVE AMENDMENT NO. 5 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 6 ☒
(CHECK APPROPRIATE BOX OR BOXES)

MAN ETF SERIES TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

Lisa Muñoz

1345 Avenue of the Americas, 21st Floor

New York, NY 10105

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE

(212) 649-6600

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES TO:

Clair E. Pagnano, Esq.

K&L Gates LLP

One Congress Street

Boston, Massachusetts 02114-2023

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on September 17, 2026 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following fund: Man Active Global Infrastructure ETF, a series of the Registrant. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

This Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A for Man ETF Series Trust incorporates by reference the information contained in the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) of Post-Effective Amendment No. 4, which was filed with the U.S. Securities and Exchange Commission on June 16, 2026 (Accession No. 0001193125-26-272071).

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement with respect to its series Man Active Global Infrastructure ETF until September 17, 2026 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 11th day of September, 2026.

MAN ETF SERIES TRUST

By: /s/ Lisa Muñoz
Lisa Muñoz
Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

/s/ Michael J. Crinieri* Michael J. Crinieri	Trustee	September 11, 2026

/s/ Joseph F. Keenan* Joseph F. Keenan	Trustee	September 11, 2026

/s/ Jennifer E. Hoopes* Jennifer E. Hoopes	Trustee	September 11, 2026

/s/ Michael Barrer Michael Barrer	President and Principal Executive Officer	September 11, 2026

/s/ Trent M. Statczar Trent M. Statczar	Treasurer and Principal Financial and Accounting Officer	September 11, 2026

*By: /s/ Lisa Muñoz Lisa Muñoz (Attorney-in-Fact Pursuant to Power of Attorney)